Investment Strategy	Apr. 30, 2026
Praxis Impact Large Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in U.S. equity securities and seeks to provide investment results that correspond to the performance of the U.S. large cap value equities market, as measured by the CRSP US Large Cap Value Index[1], its performance benchmark index. Under normal circumstances, the Fund invests at least 80 percent of its net assets, plus borrowings for investment purposes, in securities of large cap value companies that are aligned with the Praxis Stewardship Investing core values. The Adviser does this by applying proprietary screens that reflect the Praxis Stewardship Investing core values. For purposes of the Fund’s 80 percent policy, large cap value companies are issuers included in the Fund’s benchmark index. The benchmark index represents the value companies in the CRSP US Large Cap Index. As of December 31, 2025, the market capitalization range of the US Large Cap Value benchmark index was $143 million to $877 billion. As of December 31, 2025, the market capitalization range of the US Large Cap benchmark index was $143 million to $4.3 trillion. Typically, the Fund invests substantially more than 80 percent of the value of its assets in securities of issuers in its benchmark index.

The Fund seeks to invest in companies aligned with the Praxis Stewardship Investing core values, as discussed below. In support of the Praxis’ Stewardship Investing philosophy, the Fund employs a range of impact strategies that hold in tension a responsibility for the productive use of financial resources and a deep-seated concern for the individuals, communities and environments that are impacted by our investment choices. The Praxis Stewardship Investing core values are a set of guiding principles that inform the work of all Praxis impact-related efforts. Currently seven strategies, known collectively as ImpactX, are used in support of Praxis’ Stewardship Investing philosophy and to seek to achieve the objectives of the core values. For example, through application of the values and risk screens, the Fund seeks to invest in companies better aligned with the core values and to avoid companies that are not aligned with those values.

[1]	“CRSP US Large Cap Value Index” is a registered service mark of Center for Research in Security Prices, which does not sponsor and is in no way affiliated with the Fund.

To select specific portfolio holdings, the Adviser uses optimization techniques, including sustainability factors, to select securities according to their contribution to the Fund’s overall objectives, while seeking to replicate the characteristics of the index, including risk and return characteristics. The Adviser uses optimization software to estimate the financial and market risk factors that characterize portfolio holdings and compares them to the risk factors that characterize its benchmark index, to seek to minimize the difference between the risk factors of the Fund’s portfolio holdings and the risk factors of its benchmark index, such that the portfolio exhibits a risk-return profile, subject to the screening and holdings limitations, similar to the index. The Fund does not seek to hold all the components of its benchmark index.

Stewardship Investing Core Values

Through various impact strategies, the Fund seeks to support the following core values:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 8.

The Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries if its benchmark index is concentrated. The degree to which components of the index represent certain industries may change over time. In addition, while the Fund expects typically to hold between 250 and 350 issuers, several large issuers may represent a significant portion of the Fund’s assets. The Fund is non-diversified under the Investment Company Act of 1940 and may invest a larger percentage of its assets in one or more issuers or in fewer issuers than a diversified mutual fund or ETF.

The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Praxis Impact Large Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in U.S. equity securities and seeks to provide investment results that correspond to the performance of the U.S. large cap growth equities market, as measured by the CRSP US Large Cap Growth Index[1], its performance benchmark index. Under normal circumstances, the Fund invests at least 80 percent its net assets, plus borrowings for investment purposes, in securities of large cap growth companies that are aligned with the Praxis Stewardship Investing core values. For purposes of the Fund’s 80 percent policy, large cap growth companies are issuers included in the Fund’s benchmark index. The benchmark index represents the growth companies in the CRSP US Large Cap Index. As of December 31, 2025, the market capitalization range of the US Large Cap Growth benchmark index was $4.1 billion to $4.3 trillion. As of December 31, 2025, the market capitalization range of the US Large Cap benchmark index was $143 million to $4.3 trillion. Typically, the Fund invests substantially more than 80 percent of the value of its assets in securities of issuers in its benchmark index.

In support of Praxis’ Stewardship Investing philosophy, the Fund employs a range of impact strategies that hold in tension a responsibility for the productive use of financial resources and a deep-seated concern for the individuals, communities and environments that are impacted by our investment choices. The Praxis Stewardship Investing core values are a set of guiding principles that inform the work of all Praxis impact-related efforts. Currently seven strategies, known collectively as ImpactX, are used in support of Praxis’ Stewardship Investing philosophy and to seek to achieve the objectives of the core values. For example, through application of the values and risk screens, the Fund seeks to invest in companies better aligned with the core values and avoid companies that are not aligned with those values.

[1]	“CRSP US Large Cap Growth Index” is a registered service mark of Center for Research in Security Prices, which does not sponsor and is in no way affiliated with the Fund.

To select specific portfolio holdings, the Adviser uses optimization techniques, including sustainability factors, to select securities according to their contribution to the Fund’s overall objectives, while seeking to replicate the characteristics of the index, including risk and return characteristics. The Adviser uses optimization software to estimate the financial and market risk factors that characterize portfolio holdings and compares them to the risk factors that characterize its benchmark index, to seek to minimize the difference between the risk factors of a Fund’s portfolio holdings and the risk factors of its benchmark index, such that the portfolio exhibits a risk-return profile, subject to the screening and holdings limitations, similar to the index. The Fund does not seek to hold all of the components of its benchmark index.

Stewardship Investing Core Values

Through various impact strategies, the Fund seeks to support the following core values:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 8.

The Fund may concentrate its investments (i.e., more than 25% of its total assets) in a particular industry or group of industries if its benchmark index is concentrated. The degree to which components of the index represent certain industries may change over time. As of March 31, 2026, while the benchmark index was not concentrated in any industry or group of industries based on the classification system used by the Adviser, more than 25% of the index was represented by the Information Technology sector, which consists of three industry groups: Software Services, Technology Hardware and Equipment, and Semiconductors and Semiconductor Equipment. In addition, while the Fund expects typically to hold between 125 and 200 issuers, several large issuers may represent a significant portion of the Fund’s assets. The Fund is non-diversified under the Investment Company Act of 1940 and may invest a larger percentage of its assets in one or more issuers or in fewer issuers than a diversified mutual fund or ETF.

The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.